Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

Note 9 — Leases

The determination if any arrangement contained a lease at its inception was done based on whether or not the Company has the right to control the asset during the contract period. The lease term was determined assuming the exercise of options that were reasonably certain to occur. Leases with a lease term of 12 months or less at inception were not reflected in the Company’s balance sheet and those lease costs are expensed on a straight-line basis over the respective term. Leases with a term greater than 12 months were reflected as non-current right-of-use assets and current and non-current lease liabilities in the Company’s consolidated balance sheets.

As the implicit interest rate in its leases was generally not known, the Company’s used its incremental borrowing rate as the discount rate for purposes of determining the present value of its lease liabilities. At September 30, 2023, the Company’s weighted-average discount rate utilized for its leases was 7.39%.

When a contract contained lease and non-lease elements, both were accounted for as a single lease component.

The Company had several non-cancelable finance leases for machinery and equipment. The Company’s finance leases have remaining lease terms of one year to five years.

The Company had several non-cancelable operating leases for corporate offices, warehouses, showrooms, research and development facilities and vehicles. The Company’s leases have remaining lease terms of one year to five years, some of which include options to extend. Some leases include payment for common area maintenance associated with the property.

The Company had several non-cancellable operating leases for corporate offices, warehouses, showrooms, research and development facilities and vehicles. The Company’s leases have remaining lease terms of one year to five years, some of which include options to extend. Some leases include payment for communal area maintenance associated with the property.

Additional information on the Company’s operating and financing lease activity was as follows:

	Three months ended September 30,		Nine months ended September 30,
(In thousands)	2023	2022	2023	2022
Operating lease cost	$205	$293	$709	$828
Finance lease cost:
Amortization of right-of-use assets	21	54	112	148
Interest on lease liabilities	2	7	13	26
Total lease cost	$228	$354	$834	$1,002
	September 30, 2023	December 31, 2022
Weighted-average remaining lease term – operating leases	3.23 years	3.59 years
Weighted-average remaining lease term – finance leases	0 years	2.30 years
Weighted-average discount rate – operating leases	7.39%	6.76%
Weighted-average discount rate – finance leases	—%	7.83%
(In thousands)	Balance Sheet Location	September 30, 2023	December 31, 2022
Assets
Right-of-use assets, net	Right-of-use, net	$2,036	$2,210
Finance lease assets	Property and equipment, net	—	261
Liabilities
Operating lease liabilities, current	Operating lease liabilities, current	669	734
Operating lease liabilities, non-current	Operating lease liabilities, non-current	1,550	1,587
Total operating lease liabilities		$2,219	$2,321

Finance lease liabilities, current	Accrued expenses and other current liabilities	—	152
Finance lease liabilities, non-current	Other non-current liabilities	—	147
Total finance lease liabilities		$—	$299

Maturities of operating and finance lease liabilities as of September 30, 2023 are as follows:

Years ending December 31 (In thousands),	Operating lease	Finance lease
Remaining 2023	$212	$—
2024	782	—
2025	748	—
2026	560	—
2027	202	—
Total minimum lease payments	2,504	—
Less imputed interest	(285)	—
Total lease liabilities	$2,219	$—

Note 10 — Leases

The determination if any arrangement contained a lease at its inception was done based on whether or not the Company has the right to control the asset during the contract period. The lease term was determined assuming the exercise of options that were reasonably certain to occur. Leases with a lease term of 12 months or less at inception were not reflected in the Company’s balance sheet and those lease costs are expensed on a straight-line basis over the respective term. Leases with a term greater than 12 months were reflected as non-current right-of-use assets and current and non-current lease liabilities in the Company’s consolidated balance sheets.

As the implicit interest rate in its leases was generally not known, the Company’s used its incremental borrowing rate as the discount rate for purposes of determining the present value of its lease liabilities. At December 31, 2022 and 2021, the Company’s weighted-average discount rate utilized for its leases was 7.29% and 7.16%, respectively.

When a contract contained lease and non-lease elements, both were accounted for as a single lease component.

The Company had several non-cancelable finance leases for machinery and equipment. The Company’s finance leases have remaining lease terms of one year to five years.

The Company had several non-cancelable operating leases for corporate offices, warehouses, showrooms, research and development facilities, and vehicles. The Company’s leases have remaining lease terms of one year to five years, some of which include options to extend. Some leases include payment for communal area maintenance associated with the property.

Additional information on the Company’s operating and financing lease activity was as follows:

	Year Ended December 31,
(In thousands)	2022	2021
Operating lease cost	$1,119	$396
Finance lease cost:
Amortization of right-of-use assets	194	179
Interest on lease liabilities	32	42
Total lease cost	$1,345	$617
(In thousands)	Balance Sheet Location	December 31, 2022	December 31, 2021
Assets
Right-of-use assets, net	Operating lease right-of-use assets, net	$2,210	$1,479
Finance lease assets	Property and equipment, net	261	380
Total lease assets		$2,471	$1,859

Liabilities
Current:
Operating	Operating lease liabilities, current	$734	$814
Financing	Accrued expenses and other current liabilities	152	156
Non-current:
Operating	Operating lease liabilities, non-current	1,587	704
Financing	Other non-current liabilities	146	293
Total lease liabilities		$2,619	$1,967

Weighted-average remaining lease term – operating leases		3.59 years	3.11 years
Weighted-average remaining lease term – finance leases		2.30 years	2.36 years
Weighted-average discount rate – operating leases		6.76%	8.03%
Weighted-average discount rate – finance leases		7.83%	6.29%

Maturities of operating and finance lease liabilities as of December 31, 2022 were as follows:

Years Ending December 31 (In thousands),	Operating Leases	Finance Leases
2023	$863	$171
2024	614	91
2025	493	50
2026	461	16
2027	200	—
Total minimum lease payments	2,631	328
Less imputed interest	(310)	(30)
Total lease liabilities	$2,321	$298